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ATTENTION

Failure to file notice in the appropriate states will not result in a loss the federal exemption. Conversely, failure to file the appropriate fed notice will not result in a loss of an available state exemption state exemption unless such exemption is predicated on the filing of a federal notice.

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

1278981

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)
JOINT SECURITIES OFFERING--CAISSON LABORATORIES, INC. (PHASE 1) AND GEMINI LIFE SCIENCES, INC. (PHASE 2)

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [x] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [x] New Filing in Nevada

[x] Amendment in Idaho, Utah and US SEC

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indiciate change.)
CAISSON LABORATORIES, INC. (PHASE 1) AND GEMINI LIFE SCIENCES, INC. (PHASE 2)

Address of Executive Offices : 5 West Center, Sugar City, Idaho 83448 Telephone Number (Including Area Code) : 1-208-656-0880

Address of Principal Business Operations : 5 West Center, Sugar City, Idaho 83448 Telephone Number (Including Area Code) : 1-208-656-0880

Brief Description of Business : Caisson is in the business of manufacturing and marketing cell and tissue culture media for scientific and medical purposes. Media are manufactured in a powdered form in a porcelain mill, and mixed with appropriate chemicals to turn them into liquid form, in which state they are poured into sterile bottles and other containers. Caisson is currently conducting those operations, and has been in that business since October of 2000. Gemini Life Sciences, Inc., has been formed for the purpose of acquiring all the stock of Caisson as a wholly owned subsidiary, and merging with Apomyx, Inc., a Utah corporation. Apomyx is currently engaged in research on the subject of apomictic reproduction in plants. The business objective of Apomyx is to complete the research and development of its technology, and then commercialize that technology. The technology itself consists of a process for inducing apomictic (asexual) reproduction in plants. The technique has proven valid for a handful of plant varieties so far, and additional research is being conducted to validate the process for other varieties.

Type of Business Organization

[X] corporation | [ ] limited partnership, already formed | [ ] other (please specify):

[ ] business trust | [ ] limited partnership, to be formed

	Month Year		
Actual or Estimated Date of Incorporation or Organization: **Caisson Laboratories, Inc.**	September 2000	[X] Actual	[ ] Est'd

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: ID
CN for Canada; FN for other foreign jurisdiction) [ ] [ ]

	Month Year		
Actual or Estimated Date of Incorporation or Organization: **Gemini Life Sciences, Inc.**	December 2003	[X] Actual	[ ] Est'd

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: ID
CN for Canada; FN for other foreign jurisdiction) [ ] [ ]

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

A. BASIC IDENTIFICATION DATA

---

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [x] Promoter [x] Beneficial Owner [x] Executive Officer [x] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Farmer, Ross H.**

Business or Residence Address (Number and Street, City, State, Zip Code) 456 East 2nd South, Rexburg, Idaho 83440

Check Box(es) that Apply: [ ] Promoter [x] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **RBF Holdings, LLC**

Business or Residence Address (Number and Street, City, State, Zip Code) 456 East 2nd South, Rexburg, Idaho 83440

Check Box(es) that Apply: [ ] Promoter [x] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Caisson Holdings II, LLP**

Business or Residence Address (Number and Street, City, State, Zip Code) 456 East 2nd South, Rexburg, Idaho 83440

Check Box(es) that Apply: [x] Promoter [x} Beneficial Owner [x] Executive Officer [x] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Reese, Gordon W.**

Business or Residence Address (Number and Street, City, State, Zip Code) 5 West Center Street, Sugar City, Idaho 83448

Check Box(es) that Apply:	[ ] Promoter [ ] Beneficial Owner	[x] Executive Officer	[x] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Ivie, Kaye**

Business or Residence Address (Number and Street, City, State, Zip Code) 4575 N. Canyon Road, Provo, Utah 84604

Check Box(es) that Apply:	[ ] Promoter [ ] Beneficial Owner	[ ] Executive Officer	[x] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Kennedy, Keith**

Business or Residence Address (Number and Street, City, State, Zip Code) 545 Shoup Ave., Suite 311, Idaho Falls, Idaho 83402

Check Box(es) that Apply:	[x] Promoter [x] Beneficial Owner	[ ] Executive Officer	[x] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Carman, Dr. John**

Business or Residence Address (Number and Street, City, State, Zip Code) 396 South 455 East, Smithfield, Utah 84335

Check Box(es) that Apply:	[ ] Promoter [ ] Beneficial Owner	[ ] Executive Officer	[x] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Hess, Dr. Richard**

Business or Residence Address (Number and Street, City, State, Zip Code) 745 Truex, Idaho Falls, Idaho 83402

Check Box(es) that Apply:	[x] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[ ] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Burton, F. G. Lindsay, CPA**

Business or Residence Address (Number and Street, City, State, Zip Code) 3000 North Canyon Ridge Dr., North Logan, Utah 84341

Check Box(es) that Apply:	[ ] Promoter	[x] Beneficial Owner	[ ] Executive Officer	[ ] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Hawkins, Steve** M.

Business or Residence Address (Number and Street, City, State, Zip Code) 279 Quail Street, Meadow Lakes, Texas 78654

Check Box(es) that Apply:	[ ] Promoter	[x] Beneficial Owner	[ ] Executive Officer	[ ] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual) **Utah State University, Office of Technology Management**

Business or Residence Address (Number and Street, City, State, Zip Code) 570 Research Park Way, Suite 101, North Logan, Utah 84341

In addition, Gemini Life Sciences, Inc., owns 100% of the outstanding common stock of Caisson Laboratories, Inc.

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?........ Yes [X] No [ ]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual?....................... $_5,000___

Min. investment for Phase 1 was $5,000. There is no minimum for Phase 2.

3. Does the offering permit joint ownership of a single unit?.. Yes [X] No [ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual) George R. Marshall

Business or Residence Address (Number and Street, City, State, Zip Code) P. O. Box 6364, North Logan, Utah, 84341

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA] X	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID] X
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV] X	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT] X	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ¨ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$____________	$____________
Equity	$_5,300,000	$__463,500
[X] Common [ ] Preferred		
Convertible Securities (including warrants)	$____________	$____________

Partnership Interests	$	$
Other (Specify).	$	$
Total	$_5,300,000	$__463,500___

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	___6_______	$__194,500_
Non-accredited Investors	___35_______	$_ 269,000
Total (for filings under Rule 504 only)	___NONE______	$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Not Applicable

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[ ]	$___None_____
Printing and Engraving Costs	[X]	$___2,000.00_
Legal Fees	[X]	$__17,000.00_
Accounting Fees	[X]	$__10,000.00_
Engineering Fees	[ ]	$___None_____
Sales Commissions (specify finders' fees separately)	[ ]	$___None_____
Other Expenses (identify) ____Travel expenses, telephone, postage	[X]	$___5,000.00
Total	[X]	$___34,000.00_

b. Enter the difference between the aggregate offering price given in response to Part $ 5,266,000.00-

C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." ....

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	[ ] $________	[x] $_1,620,000
Purchase of real estate	[ ] $____0_____	[ ] $____0_____
Purchase, rental or leasing and installation of machinery and equipment	[ ] $________	[x] $_100,000.
Construction or leasing of plant buildings and facilities........	[ ] $________	[x] $_100,000.
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ] $___0______	[ ] $___0______
Repayment of indebtedness	[x] $_389,835	[x] $_340,582
Working capital	[ ] $________	[x] $_2,715,583
Other (specify):________________	[ ] $________	[ ] $________
________________	[ ] $________	[ ] $________
Column Totals	[ ] $_389,835.	[ ] $4,876,165.
Total Payments Listed (column totals added)	[ ] $_5,266,000	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type) Caisson Laboratories, Inc. / Gemini Life Sciences, Inc.	Signature	Date 2/24/05
Name of Signer (Print or Type) Ross H. Farmer	Title of Signer (Print or Type) President	

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? .... Yes [ ] No [✓]

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239,500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type) Caisson Laboratories, Inc. / Gemini Life Sciences, Inc.	Signature	Date 2/24/05
Name of Signer (Print or Type) Ross H. Farmer	Title (Print or Type) President	

Instruction: Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Caisson Laboratories, Inc. Common Stock -- Phase 1

APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID		No	See Heading	4	104,500	26	192,000		No
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO									
MT									
NE									

NV									
NH									
NJ									
NM									
NY									
NC									
ND									
OH		No	See Heading	1	85,000				No
OK									
OR		No	See Heading			1	23,500		No
PA									
RI									
SC									
SD									
TN									
TX									
UT		No	See Heading	1	5,000	8	53,500		No
VT									
VA									
WA									
WV									
WI									
WY									
PR									

Total: 6 194,500 35 269,000

There is no disqualification under the State ULOE because the exemption relied upon for this offering is Rule 506. In Hawaii, Ohio, and Oregon, the state exemption relied upon is the isolated transaction exemption.

Gemini Life Sciences, Inc., Class A, Series 2 Common Stock – Phase 2

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA		No	See Heading						
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID		No	See Heading						
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO									
MT									

NE									
NV		No	See Heading						
NH									
NJ									
NM									
NY									
NC									
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX									
UT		No	See Heading						
VT									
VA									
WA									
WV									
WI									
WY									
PR									

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Last update: 06/06/2002